INCOME TAXES - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance at the beginning of year	$ 4,375	$ 3,717	$ 3,257
Revaluation of valuation allowance due to change in statutory rates	0	0	0
Increase to balance charged as expense	1,983	631	793
(Decrease) increase to balance charged to Other Comprehensive Income	0	0	0
Effect of foreign currency translation	638	27	(333)
Balance at end of year	$ 6,996	$ 4,375	$ 3,717